1933 Act File No. 33-66528
                                                   1940 Act File No. 811-7912

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                    ------

     Pre-Effective Amendment No.         ..........................

     Post-Effective Amendment No.   12 ............................    X
                                  -----                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

     Amendment No.  13_.............................................   X
                   ----                                             ------

                            OLD WESTBURY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)
                                 (412) 288-8160
                         (Registrant's Telephone Number)

                                   Copies To:

Robert C. Elliott                          Michael R. Rosella, Esquire
Bessemer Trust Company, N.A.               Battle Fowler LLP
630 Fifth Avenue                           75 East 55th Street
New York, New York 10111                   New York, New York 10022

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)

 X _ on FEBRUARY 25, 1999, pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS.

        (a)    Form of Articles of Incorporation of the Registrant.
        (b)    Copy of By-laws of the Registrant; 3
        (c)    Not applicable.

        (d)(i) Conformed copy of Advisory Contract between the Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A.; 3
           (ii)Conformed copy of Advisory Contract between the Registrant, on behalf of the Growth Opportunity Fund, and Bessemer
               Trust Company, N.A.; 7
          (iii)Conformed copy of Advisory Contract between the Registrant, on behalf of the Core Equities Fund, and Bessemer Trust Company, N.A.;8
           (iv)Conformed copy of Advisory Contract between the Registrant, on behalf of the Fixed Income Fund, and Bessemer Trust
               Company, N.A.;8
           (v) Conformed copy of Advisory Contract between the Registrant, on behalf of the Municipal Bond Fund, and Bessemer Trust
               Company, N.A.;8

        (e)(i) See Conformed copy of Distribution Agreement filed as Exhibit m(iii) herein; 5 (f) Not applicable.

        (g) Conformed copy of Custody Agreement between the Registrant and Bessemer Trust Company (New Jersey); 1 (h) Conformed copy of Administrative Services Agreement between the Registrant and Federated Administrative Services for the Fund, on behalf of the International Fund and Growth Opportunity Fund; 5

        (i) Conformed copy of Opinion of Messrs. Battle Fowler, as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the heading "Dividends, Distributions and Taxes" in the Prospectus; 1

        (j)    Not applicable.
        (k)    Not applicable.

        (l) Conformed copy of written assurance of SFG Investors II Limited Partnership, that its purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling; 1

+ All exhibits have been filed electronically.

1. Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

3 Incorporated herein by reference from Post-Effective Amendment No. 3 to this Registration Statement as filed with the SEC on February 28, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

        (m)(i) Copy of Amended and Restated Distribution and Service Plan adopted by the Registrant, on behalf of the International Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 4

          (ii) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Growth Opportunity Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 4

         (iii) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Core Equities Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

          (iv) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Fixed Income Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

          (v) Copy of Distribution and Service Plan adopted by the Registrant, on behalf of the Municipal Bond Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940; 7

         (vi) Conformed copy of Distribution Agreement between the Registrant and Edgewood Services, Inc., on behalf of the International Fund (Ex. A), and Growth Opportunity Fund

                      (Ex. B); 5

         (vii) Conformed copy of Exhibit C to Distribution Agreement on behalf of Fixed Income Fund; 8 (viii) Conformed copy of Exhibit D to Distribution Agreement on behalf of Core Equities Fund; 8

         (ix) Conformed copy of Exhibit E to Distribution Agreement on behalf of Municipal Bond Fund; 8

          (x) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the International Fund, and Bessemer Trust Company, N.A.; 1

+ All exhibits have been filed electronically.

1. Incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement as filed with the SEC on October 5, 1993.

4. Incorporated herein by reference from the Post-Effective Amendment No. to this Registration Statement as filed with the SEC on November 26, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

          (xi) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Growth Opportunity Fund, and Bessemer Trust Company, N.A.; 7

          (xii)Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Core Equities Fund, and Bessemer Trust Company, N.A.; 8

         (xiii)Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Fixed Income Fund, and Bessemer Trust Company, N.A.; 8

         (xiv) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Municipal Bond Fund, and Bessemer Trust Company, N.A.; 8

         (xv) Conformed copy of Amended and Restated Shareholder Servicing Agreement between the Registrant, on behalf of the International Fund, and Edgewood Services, Inc.; 4

         (xvi) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Growth Opportunity Fund, and Edgewood Services, Inc.; 8

        (xvii) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Core Equities Fund, and Edgewood Services, Inc.; 8 (xviii) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Fixed Income Fund, and Edgewood Services, Inc.; 8

         (xix) Conformed copy of Shareholder Servicing Agreement between the Registrant, on behalf of the Municipal Bond Fund, and Edgewood Services, Inc.; 8

        (n)    Copy of Financial Data Schedules; 8
        (o)    Not Applicable.
        (p)    Conformed copy of Power of Attorney; 9

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
               None.

ITEM 25.       INDEMNIFICATION. 5

+ All exhibits have been filed electronically.

4. Incorporated herein by reference from the Post-Effective Amendment No. 5 to this Registration Statement as filed with the SEC on November 26, 1996.

5. Incorporated by reference from the Post-Effective Amendment No. 7 to this Registration Statement as filed with the SEC on February 26, 1997.

7. Incorporated by reference from the Post-Effective Amendment No. 9 to this Registration Statement as filed with the SEC on December 8, 1997.

8. Incorporated by reference from the Post-Effective Amendment No. 10 to this Registration Statement as filed with the SEC on February 25, 1998.

9. Incorporated by reference from the Post-Effective Amendment No. 11 to this Registration Statement as filed with the SEC on December 22, 1998.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

               The description of Bessemer Trust Company, N.A. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

               To the knowledge of Registrant, none of the directors or officers of the Investment Adviser, except those set forth below, is or has been, at any time during the past two fiscal years employed by any entity other than the Investment Adviser.



                             POSITION WITH
NAME                         INVESTMENT ADVISOR        OTHER BUSINESS CONNECTIONS


William Acquavella           Director                  Principal owner of Acquavella Galleries, Inc.

Stephen A. Baxley            Senior Vice Pres.         Assistant Director of Taxes, Rockefeller & Co., Inc.

Rolf Brunner                 Vice President            Vice President, Coutts & Co.

Harry Joseph Fenzel          Vice President            President, Fenzel & Co.

William H. Forsyth, Jr.      Exec. Vice Pres.          Partner, Lane & Mittendorf

Orion L. Hoch                Director                  Chairman Emeritus, Litton Industries

Preston H. Koster            Senior Vice Pres.         Client Advisor, V.P., J.P. Morgan

Anne M. McDermott            Vice President            Investment Analyst, Sovereign Asset Management

David Ellis McNeel           Senior Vice Pres.         Senior Vice Pres., 1st National Bank of Chicago

Donovan Moore                Vice President            Director Institutional Marketing, Trevor Stewart Burton & Jacobsen

Michael Popow                Vice Pres., Investment    Portfolio Manager, Griffin Capital

Harry P. Rekas               Senior Vice Pres.         Vice Pres., Portfolio Manager, AIG Global Investment

Jennifer C. Shore            Vice Pres., Investment    Analyst, Evergreen Asset Management

Malcolm P. Travelstead       Senior Vice Pres.         Relationship Manager, Chase Manhattan Bank

Jack H. Walston              Senior Vice Pres.         Private Banker/Team Leader/Head of Domestic Private
                                                       Banking, Union Bank of Switzerland

Bruce A. Whiteford           Senior Vice Pres.         Vice President, Chase Manhattan Bank




ITEM 27.Principal Underwriters:

               (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                    Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.

               (b)

           (1)                                 (2)                  (3)
Name and Principal                 Positions and Offices   Positions and Offices
BUSINESS ADDRESS                      WITH DISTRIBUTOR          WITH REGISTRANT

Lawrence Caracciolo                 Director, President,               --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry                    Director,                         --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue              Director,                         --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes                    Vice President,                   --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane                    Assistant Vice President,         --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Christine T. Johnson                Assistance Vice President,        --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Denis McAuley                       Treasurer,                        --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Leslie K. Ross                      Secretary,                        --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Amanda J. Reed                      Assistant Secretary,              --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

ITEM 28.       Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA 15222-3779

                                               5800 Corporate Drive
                                               Pittsburgh, PA  15237-7010

Fundamental Shareholder                        11 West 25th Street, 7th Floor
  Services, Inc.                               New York, NY  10010-2001

("Transfer Agent and Dividend
Disbursing Agent")

Federated Administrative Services              Federated Investors Tower
("Administrator")                              Pittsburgh, PA  15222-3779

Bessemer Trust Company, N.A.                   630 Fifth Avenue
("Adviser")                                    New York, NY  10111

Bessemer Trust Company(New Jersey)             100 Woodbridge Center
("Custodian")  Woodbridge, NJ  07095

ITEM 29.       MANAGEMENT SERVICES.

               Not applicable.

ITEM 30.       UNDERTAKINGS.

               The Registrant undertakes to call a meeting of the stockholders for purposes of voting upon the question of removal of a director or directors, if requested to do so by the holders of at least 10% of the Portfolios' outstanding shares, and the Registrant shall assist in communications with other stockholders.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, OLD WESTBURY FUNDS, INC. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of February, 1999.

                            OLD WESTBURY FUNDS, INC.

                            By: /s/ C. Grant Anderson
                            C. Grant Anderson, Secretary
                            Attorney in Fact for Edward C. Gonzales

                                February 19, 1999

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       NAME                            TITLE                       DATE

Edward C. Gonzales*           President and Treasurer         February 19, 1999
                              (Chief Executive Officer and
                              Principal Financial and
                              Accounting Officer)


Howard D. Graves*             Director

Robert M. Kaufman*            Director

Eugene P. Beard*              Director


*By:    /S/ C. GRANT ANDERSON
        C. Grant Anderson
        As Attorney-in-fact for Edward C. Gonzales